NOTES PAYABLE (Schedule of Financial Covenants) (Details) (Heartland Bank [Member], Senior Secured Credit Facility [Member], USD $)	12 Months Ended
Dec. 31, 2014
Minimum [Member]
NOTES PAYABLE [Line items]
Tangible net worth	1,000,000
Third Modification and Waiver Agreement [Member] | Required [Member]
NOTES PAYABLE [Line items]
Debt Service Reserve Account	675,000
Third Modification and Waiver Agreement [Member] | Actual [Member]
NOTES PAYABLE [Line items]
Debt Service Reserve Account	675,000
Third Modification and Waiver Agreement [Member] | Minimum [Member] | Required [Member]
NOTES PAYABLE [Line items]
Fixed charge coverage ratio	1.20
EBITDA to Interest Expense ratio	2.75
Third Modification and Waiver Agreement [Member] | Minimum [Member] | Actual [Member]
NOTES PAYABLE [Line items]
Fixed charge coverage ratio	1.07
EBITDA to Interest Expense ratio	3.31
Third Modification and Waiver Agreement [Member] | Maximum [Member] | Required [Member]
NOTES PAYABLE [Line items]
Tangible net worth	1,000,000
Capital expenditures	100,000
First lien leverage ratio	3
Third Modification and Waiver Agreement [Member] | Maximum [Member] | Actual [Member]
NOTES PAYABLE [Line items]
Tangible net worth	(1,642,339)
Capital expenditures	65,000
First lien leverage ratio	3.32